NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Numerator for basic and diluted earnings pershare - net income available to Magic shareholders	$ 7,001	$ 7,815
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	36,691,325	36,457,707
Effect of dilutive securities	$ 473,675	$ 705,529
Denominator for diluted net earnings per share	37,165,000	37,163,236
Basic and diluted earnings per share (in dollars per share)	$ 0.19	$ 0.21